Income Taxes (Details) - Schedule of incurred income tax - United States of America [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of incurred income tax [Line Items]
Federal income tax benefits (expenses)	$ 642,118	$ (738,851)
State income tax benefits (expenses)	301,410	(408,295)
Total	$ 943,528	$ (1,147,146)